Share-Based Employee Compensation - Summary of Number and Weighted Average Exercise Prices (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Share Based Compensation Stock Options Activity [Line Items]
Aggregate Intrinsic Value, Awards exercised	$ 175.8	$ 148.4	$ 177.7
Share-Based Payment Arrangement [Member]
Share Based Compensation Stock Options Activity [Line Items]
Number of share awards. Beginning Balance	40,767,978	53,590,058	65,648,858
Number of share awards, Awards granted	11,477,541	7,547,396	11,460,714
Number of share awards, Awards exercised	(13,436,927)	(17,194,598)	(19,895,709)
Number of share awards, Awards forfeited	(2,152,587)	(3,174,878)	(3,623,805)
Number of share awards, Ending Balance	36,656,005	40,767,978	53,590,058	65,648,858
Number of share awards, Exercisable	19,069,428
Weighted average exercise price, Beginning Balance	$ 0.1	$ 0.11	$ 0.11
Weighted average exercise price, Awards granted	0	0	0
Weighted average exercise price, Awards exercised	0.03	0.1	0.07
Weighted average exercise price, Awards forfeited	0	0	0.01
Weighted average exercise price, Ending Balance	0.1	$ 0.1	$ 0.11	$ 0.11
Weighted average exercise price, Exercisable	$ 0.19
Average Remaining Contractual Term	6 years 4 months 24 days	6 years 4 months 24 days	6 years 9 months 18 days	7 years 1 month 6 days
Average Remaining Contractual Term, Exercisable	4 years 3 months 18 days
Aggregate Intrinsic Value, Beginning Balance	$ 504.0	$ 624.3	$ 433.4
Aggregate Intrinsic Value, Awards granted	137.3	0.0	0.0
Aggregate Intrinsic Value, Awards exercised	175.8	148.4	177.7
Aggregate Intrinsic Value, Awards forfeited	27.8	27.6	33.6
Aggregate Intrinsic Value, Ending Balance	434.8	$ 504.0	$ 624.3	$ 433.4
Aggregate Intrinsic Value, Exercisable	$ 224.4